Audit and Other Services - Summary of Audit and Other Services (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of audit fees and non audit fees [Line Items]
Audit-related assurance services	£ 1.7	£ 2.2	£ 1.6
Prior year audit services [member]
Disclosure of audit fees and non audit fees [Line Items]
Auditors fee	0.3	0.0
Audit-related assurance services	£ 0.0	£ 0.1